Supplement dated April 23, 2026 to the

Prospectus and Statement of Additional Information, each dated April 22, 2026.

Shares of each Fund listed below are not currently offered or available for purchase on the secondary market.

Tradr 2X Short CRML Daily ETF
Tradr 2X Short MARA Daily ETF
Tradr 2X Short ONDS Daily ETF
Tradr 2X Short RDW Daily ETF
Tradr 2X Short STX Daily ETF
Tradr 2X Short USAR Daily ETF
Tradr 2X Short UUUU Daily ETF
Tradr 2X Short WDC Daily ETF

Each a series of Investment Managers Series Trust II

Please retain this Supplement for future reference.